Fair Value Measurements (Tables)	9 Months Ended
Jul. 29, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
The following tables present the fair value hierarchy for those assets and liabilities measured at fair value and disclose the fair value of certain other liabilities.  As of July 29, 2011 and October 29, 2010 we did not have any Level 3 assets or liabilities.

Fair Value Measurements
at July 29, 2011
	Carrying	Total Fair
In thousands	Value	Value	Level 1	Level 2

Current Assets
Cash and cash equivalents	$443,092	$443,092	$443,092		$-

Other Current Assets
Derivatives	$14,388	$14,388	$-		$14,388

Other Long-term Assets
Investment, at fair value	$134,814	$134,814	$134,814		$-

Short-term notes payable, Including current portion of long-term obligations
Current portion of Term Loan	$25,000	$25,000	$-		$25,000

Other Accrued Liabilities
Derivatives	$5,207	$5,207	$-		$5,207

Long-term Obligations
6.0 % Senior Notes	$247,924	$282,500	$282,500	$
6.625% Senior Notes	$148,435	$162,933	$162,933	$
Term Loan	$475,000	$475,000	$-		$475,000

Fair Value Measurements
at October 29, 2010
	Carrying	Total Fair
In thousands	Value	Value	Level 1	Level 2

Current Assets
Cash and cash equivalents	$815,581	$815,581	$815,581	$-

Other Current Assets
Derivatives	$10,643	$10,643	$-	$10,643

Other Accrued Liabilities
Derivatives	$4,212	$4,212	$-	$4,212

Long-term Obligations
6.0 % Senior Notes	$247,677	$273,125	$273,125	$-
6.625% Senior Notes	$148,417	$152,438	$152,438	$-